Document and Entity Information Document	Dec. 22, 2021	Dec. 20, 2021
Cover [Abstract]
Document Type		8-K/A
Document Period End Date		Dec. 20, 2021
Entity Registrant Name		OPORTUN FINANCIAL CORPORATION
Entity Central Index Key		0001538716
Amendment Flag		true
Entity File Number		001-39050
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3361983
Entity Address, Address Line One	2 Circle Star Way
Entity Address, City or Town	San Carlos,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code		650
Local Phone Number		810-8823
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false